Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
industry, and other issues.

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2012:
Revenues	$1,669	$1,875	$2,107	$11,313	$16,964
Gross margin	654	916	876	1,430	3,876
Operating income	183	367	358	452	1,360
Net income	961	75	(34)	272	1,274
Limited Partners’ interest in net income	166	53	35	48	302
Basic net income per limited partner unit	$0.73	$0.19	$0.13	$0.17	$1.13
Diluted net income per limited partner unit	$0.73	$0.19	$0.13	$0.17	$1.13
2011:
Revenues	$1,977	$1,963	$2,084	$2,166	$8,190
Gross margin	778	703	736	804	3,021
Operating income	363	263	272	339	1,237
Net income	199	107	61	161	528
Limited Partners’ interest in net income	88	66	69	86	309
Basic net income per limited partner unit	$0.40	$0.30	$0.31	$0.38	$1.39
Diluted net income per limited partner unit	$0.40	$0.30	$0.31	$0.38	$1.38